Distribution Date:	07/17/26	Wells Fargo Commercial Mortgage Trust 2026-5C10
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2026-5C10

July 2026 Revision
Servicer revised reporting to update the loan number on Prospectus ID 22 from 331931004 to 331931002.The servicer intially reported multiple loans as deliquent and P&I advances, however, all loans are now correctly being reported as current.
Trustee Fee and Certificate Administrator Fee were updated on page 6 .

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC

Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	17
			Attention: Bruce Rickert and John Mayfield	brickert@argenticservices.com;
Historical Detail	18			jmayfield@argenticservices.com

Delinquency Loan Detail	19		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: WFCM 2026-5C10 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Modified Loan Detail	23	Trustee	Deutsche Bank National Trust Company

Historical Liquidated Loan Detail	24		Attention: Trust Administration	cmbsadmin@list.db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25

Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	949936AA6	4.880000%	3,945,000.00	3,945,000.00	71,571.85	16,043.00	0.00	0.00	87,614.85	3,873,428.15	30.00%	30.00%
A-3	949936AC2	5.789000%	378,433,000.00	378,433,000.00	0.00	1,825,623.86	0.00	0.00	1,825,623.86	378,433,000.00	30.00%	30.00%
A-S	949936AF5	6.126000%	39,603,000.00	39,603,000.00	0.00	202,173.32	0.00	0.00	202,173.32	39,603,000.00	22.75%	22.75%
B	949936AG3	6.397000%	30,045,000.00	30,045,000.00	0.00	160,164.89	0.00	0.00	160,164.89	30,045,000.00	17.25%	17.25%
C	949936AH1	6.435000%	23,215,000.00	23,215,000.00	0.00	124,490.44	0.00	0.00	124,490.44	23,215,000.00	13.00%	13.00%
D	949936AJ7	4.750000%	21,851,000.00	21,851,000.00	0.00	86,493.54	0.00	0.00	86,493.54	21,851,000.00	9.00%	9.00%
E	949936AL2	5.000000%	13,656,000.00	13,656,000.00	0.00	56,900.00	0.00	0.00	56,900.00	13,656,000.00	6.50%	6.50%
F-RR	949936AS7	6.765026%	9,559,000.00	9,559,000.00	0.00	53,889.07	0.00	0.00	53,889.07	9,559,000.00	4.75%	4.75%
G-RR*	949936AU2	6.765026%	25,947,993.00	25,947,993.00	0.00	146,282.37	0.00	0.00	146,282.37	25,947,993.00	0.00%	0.00%
R	949936AW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			546,254,993.00	546,254,993.00	71,571.85	2,672,060.49	0.00	0.00	2,743,632.34	546,183,421.15

X-A	949936AD0	0.985404%	382,378,000.00	382,378,000.00	0.00	313,997.40	0.00	0.00	313,997.40	382,306,428.15
X-B	949936AE8	0.474099%	92,863,000.00	92,863,000.00	0.00	36,688.54	0.00	0.00	36,688.54	92,863,000.00
X-D	949936AN8	2.015026%	21,851,000.00	21,851,000.00	0.00	36,691.94	0.00	0.00	36,691.94	21,851,000.00
X-E	949936AQ1	1.765026%	13,656,000.00	13,656,000.00	0.00	20,086.00	0.00	0.00	20,086.00	13,656,000.00
Notional SubTotal			510,748,000.00	510,748,000.00	0.00	407,463.88	0.00	0.00	407,463.88	510,676,428.15

Deal Distribution Total					71,571.85	3,079,524.37	0.00	0.00	3,151,096.22

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	949936AA6	1,000.00000000	18.14242079	4.06666667	0.00000000	0.00000000	0.00000000	0.00000000	22.20908745	981.85757921
A-3	949936AC2	1,000.00000000	0.00000000	4.82416666	0.00000000	0.00000000	0.00000000	0.00000000	4.82416666	1,000.00000000
A-S	949936AF5	1,000.00000000	0.00000000	5.10500013	0.00000000	0.00000000	0.00000000	0.00000000	5.10500013	1,000.00000000
B	949936AG3	1,000.00000000	0.00000000	5.33083342	0.00000000	0.00000000	0.00000000	0.00000000	5.33083342	1,000.00000000
C	949936AH1	1,000.00000000	0.00000000	5.36250011	0.00000000	0.00000000	0.00000000	0.00000000	5.36250011	1,000.00000000
D	949936AJ7	1,000.00000000	0.00000000	3.95833326	0.00000000	0.00000000	0.00000000	0.00000000	3.95833326	1,000.00000000
E	949936AL2	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
F-RR	949936AS7	1,000.00000000	0.00000000	5.63752171	0.00000000	0.00000000	0.00000000	0.00000000	5.63752171	1,000.00000000
G-RR	949936AU2	1,000.00000000	0.00000000	5.63752156	0.00000000	0.00000000	0.00000000	0.00000000	5.63752156	1,000.00000000
R	949936AW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	949936AD0	1,000.00000000	0.00000000	0.82117015	0.00000000	0.00000000	0.00000000	0.00000000	0.82117015	999.81282435
X-B	949936AE8	1,000.00000000	0.00000000	0.39508243	0.00000000	0.00000000	0.00000000	0.00000000	0.39508243	1,000.00000000
X-D	949936AN8	1,000.00000000	0.00000000	1.67918814	0.00000000	0.00000000	0.00000000	0.00000000	1.67918814	1,000.00000000
X-E	949936AQ1	1,000.00000000	0.00000000	1.47085530	0.00000000	0.00000000	0.00000000	0.00000000	1.47085530	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/26 - 06/30/26	30	0.00	16,043.00	0.00	16,043.00	0.00	0.00	0.00	16,043.00	0.00
A-3	06/01/26 - 06/30/26	30	0.00	1,825,623.86	0.00	1,825,623.86	0.00	0.00	0.00	1,825,623.86	0.00
X-A	06/01/26 - 06/30/26	30	0.00	313,997.40	0.00	313,997.40	0.00	0.00	0.00	313,997.40	0.00
X-B	06/01/26 - 06/30/26	30	0.00	36,688.54	0.00	36,688.54	0.00	0.00	0.00	36,688.54	0.00
X-D	06/01/26 - 06/30/26	30	0.00	36,691.94	0.00	36,691.94	0.00	0.00	0.00	36,691.94	0.00
X-E	06/01/26 - 06/30/26	30	0.00	20,086.00	0.00	20,086.00	0.00	0.00	0.00	20,086.00	0.00
A-S	06/01/26 - 06/30/26	30	0.00	202,173.32	0.00	202,173.32	0.00	0.00	0.00	202,173.32	0.00
B	06/01/26 - 06/30/26	30	0.00	160,164.89	0.00	160,164.89	0.00	0.00	0.00	160,164.89	0.00
C	06/01/26 - 06/30/26	30	0.00	124,490.44	0.00	124,490.44	0.00	0.00	0.00	124,490.44	0.00
D	06/01/26 - 06/30/26	30	0.00	86,493.54	0.00	86,493.54	0.00	0.00	0.00	86,493.54	0.00
E	06/01/26 - 06/30/26	30	0.00	56,900.00	0.00	56,900.00	0.00	0.00	0.00	56,900.00	0.00
F-RR	06/01/26 - 06/30/26	30	0.00	53,889.07	0.00	53,889.07	0.00	0.00	0.00	53,889.07	0.00
G-RR	06/01/26 - 06/30/26	30	0.00	146,282.37	0.00	146,282.37	0.00	0.00	0.00	146,282.37	0.00
Totals			0.00	3,079,524.37	0.00	3,079,524.37	0.00	0.00	0.00	3,079,524.37	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,151,096.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,090,743.62	Master Servicing Fee	1,901.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,606.97
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	227.61
ARD Interest	0.00	Operating Advisor Fee	1,024.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,090,743.62	Total Fees	11,219.25

Principal		Expenses/Reimbursements
Scheduled Principal	71,571.85	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	71,571.85	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,079,524.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	71,571.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,151,096.22
Total Funds Collected	3,162,315.47	Total Funds Distributed	3,162,315.47

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	546,254,993.28	546,254,993.28	Beginning Certificate Balance	546,254,993.00
(-) Scheduled Principal Collections	71,571.85	71,571.85	(-) Principal Distributions	71,571.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	546,183,421.43	546,183,421.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	546,254,993.28	546,254,993.28	Ending Certificate Balance	546,183,421.15
Ending Actual Collateral Balance	547,691,972.45	547,691,972.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.28)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.28)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$6,000,000 or less	4	16,650,000.00	3.05%	58	6.8837	1.447357	1.25 or less	2	69,000,000.00	12.63%	58	6.2190	1.200000
$6,000,001 to $7,000,000	5	31,721,875.00	5.81%	58	6.6701	1.389132	1.26 to 1.30	6	47,266,253.26	8.65%	56	6.7557	1.290173
$7,000,001 to 10,000,000	7	60,896,228.88	11.15%	58	6.8536	1.704870	1.31 to 1.50	11	192,250,000.00	35.20%	58	6.8028	1.409430
$10,000,001 to $15,000,000	2	27,000,000.00	4.94%	57	6.1767	2.920000	1.51 to 1.70	6	76,981,875.00	14.09%	57	6.7722	1.622919
$15,000,001 to $20,000,000	4	73,116,253.26	13.39%	57	6.8259	1.454466	1.71 or 1.70	1	18,750,000.00	3.43%	58	7.3500	1.800000
$20,000,001 or greater	10	336,799,064.29	61.66%	58	6.8259	1.630848	1.91 to 2.25	4	121,942,355.51	22.33%	59	7.2011	2.074642
Totals	32	546,183,421.43	100.00%	58	6.7896	1.659585	2.26 or greater	2	19,992,937.66	3.66%	58	5.7445	4.002460
							Totals	32	546,183,421.43	100.00%	58	6.7896	1.659585
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	89,900,000.00	16.46%	58	6.8160	1.768065
							Industrial	22	53,812,000.00	9.85%	59	6.6161	1.448385
Colorado	1	7,992,937.66	1.46%	59	6.6220	2.700000
							Lodging	2	18,750,000.00	3.43%	58	7.3500	1.800000
Connecticut	1	4,000,000.00	0.73%	59	7.1370	1.540000
							Mixed Use	2	28,226,253.26	5.17%	55	6.9429	1.402422
Georgia	23	55,250,000.00	10.12%	59	6.6149	1.448688
							Mobile Home Park	1	2,600,000.00	0.48%	59	6.9200	1.290000
Illinois	1	12,000,000.00	2.20%	58	5.1600	4.870000
							Multi-Family	21	145,471,875.00	26.63%	57	6.7268	1.342798
Indiana	1	6,200,000.00	1.14%	58	6.9600	1.280000
							Office	6	120,030,937.66	21.98%	58	6.9817	1.797990
Kansas	1	5,400,000.00	0.99%	58	7.0520	1.590000
							Retail	7	173,292,355.51	31.73%	58	6.6676	1.930231
Michigan	1	8,500,000.00	1.56%	56	6.5100	1.380000
							Self Storage	1	4,000,000.00	0.73%	59	7.1370	1.540000
Mississippi	1	6,071,875.00	1.11%	58	6.7030	1.640000
							Totals	62	546,183,421.43	100.00%	58	6.7896	1.659585
Missouri	10	50,000,000.00	9.15%	57	6.9900	1.360000

Nebraska	1	48,963,474.42	8.96%	59	7.4780	2.200000

New Jersey	3	11,800,000.00	2.16%	58	6.4894	1.296059

New York	6	88,426,253.26	16.19%	57	6.2271	1.308742

Ohio	1	6,500,000.00	1.19%	58	6.7010	1.420000

Oregon	1	2,600,000.00	0.48%	59	6.9200	1.290000

Pennsylvania	1	28,250,000.00	5.17%	58	7.0070	1.570000

Tennessee	1	24,978,881.09	4.57%	59	6.8470	2.030000

Texas	3	70,600,000.00	12.93%	58	7.0578	1.344533

Virginia	2	18,750,000.00	3.43%	58	7.3500	1.800000

Totals	62	546,183,421.43	100.00%	58	6.7896	1.659585

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.7500 or less	2	48,000,000.00	8.79%	58	5.5500	2.117500	12 months or less	32	546,183,421.43	100.00%	58	6.7896	1.659585
	5.7501 to 6.5000	4	53,850,000.00	9.86%	57	6.3366	1.507716	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.5001 to 6.7500	8	110,374,812.66	20.21%	58	6.5849	1.532069	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.7501 to 7.0000	8	123,028,881.09	22.53%	58	6.9077	1.447604	Totals	32	546,183,421.43	100.00%	58	6.7896	1.659585
	7.0001 to 7.2500	6	115,616,253.26	21.17%	58	7.0650	1.676361
	7.2501 or greater	4	95,313,474.42	17.45%	59	7.4204	1.915717
	Totals	32	546,183,421.43	100.00%	58	6.7896	1.659585
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	54 months or less	1	19,966,253.26	3.66%	54	7.0600	1.300000	Interest Only	27	444,281,875.00	81.34%	58	6.7014	1.576643
	55 months or greater	31	526,217,168.17	96.34%	58	6.7794	1.673229	360 months or less	5	101,901,546.43	18.66%	58	7.1743	2.021204
	Totals	32	546,183,421.43	100.00%	58	6.7896	1.659585	Totals	32	546,183,421.43	100.00%	58	6.7896	1.659585
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		32	546,183,421.43	100.00%	58	6.7896	1.659585			No outstanding loans in this group
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	546,183,421.43	100.00%	58	6.7896	1.659585
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301741816	MF	Various	MO	Actual/360	6.990%	145,625.00	0.00	0.00	N/A	04/06/31	--	25,000,000.00	25,000,000.00	07/06/26
1A	301741817				Actual/360	6.990%	87,375.00	0.00	0.00	N/A	04/06/31	--	15,000,000.00	15,000,000.00	07/06/26
1B	301741818				Actual/360	6.990%	58,250.00	0.00	0.00	N/A	04/06/31	--	10,000,000.00	10,000,000.00	07/06/26
2	301741826	RT	Omaha	NE	Actual/360	7.478%	249,266.67	29,816.80	0.00	N/A	06/06/31	--	40,000,000.00	39,970,183.20	07/06/26
2A	301741831				Actual/360	7.478%	56,085.00	6,708.78	0.00	N/A	06/06/31	--	9,000,000.00	8,993,291.22	07/06/26
3	301741827	Various Various		GA	Actual/360	6.570%	268,275.00	0.00	0.00	N/A	06/06/31	--	49,000,000.00	49,000,000.00	07/06/26
4	310967290	OF	Irvine	CA	Actual/360	7.103%	284,120.00	0.00	0.00	N/A	06/11/31	--	48,000,000.00	48,000,000.00	07/11/26
5	399570230	RT	New York	NY	Actual/360	5.680%	170,400.00	0.00	0.00	N/A	05/06/31	--	36,000,000.00	36,000,000.00	07/06/26
6	301741815	MF	Spring	TX	Actual/360	6.807%	187,192.50	0.00	0.00	N/A	04/06/31	--	33,000,000.00	33,000,000.00	07/06/26
7	301741822	RT	Lancaster	PA	Actual/360	7.007%	164,956.46	0.00	0.00	N/A	05/06/31	--	28,250,000.00	28,250,000.00	07/06/26
8	301741820	OF	Austin	TX	Actual/360	7.366%	169,418.00	0.00	0.00	N/A	05/06/31	--	27,600,000.00	27,600,000.00	07/06/26
9	600973446	OF	Cupertino	CA	Actual/360	6.442%	134,208.33	0.00	0.00	N/A	03/11/31	--	25,000,000.00	25,000,000.00	07/11/26
10	301272080	RT	Chattanooga	TN	Actual/360	6.847%	142,645.83	21,118.91	0.00	N/A	06/06/31	--	25,000,000.00	24,978,881.09	07/06/26
11	331931001	MU	New York	NY	Actual/360	7.060%	117,508.51	6,865.02	0.00	N/A	01/09/31	--	19,973,118.28	19,966,253.26	07/09/26
12	307331467	LO	Various	VA	Actual/360	7.350%	114,843.75	0.00	0.00	N/A	05/06/31	--	18,750,000.00	18,750,000.00	07/06/26
13	331931005	MF	Brooklyn	NY	Actual/360	6.260%	91,291.67	0.00	0.00	N/A	06/06/31	--	17,500,000.00	17,500,000.00	07/06/26
14	310971541	RT	Palm Desert	CA	Actual/360	6.554%	92,302.17	0.00	0.00	N/A	05/11/31	--	16,900,000.00	16,900,000.00	07/11/26
15	399570229	RT	Moline	IL	Actual/360	5.160%	51,600.00	0.00	0.00	N/A	05/06/31	--	12,000,000.00	12,000,000.00	07/06/26
16	331681101	OF	Houston	TX	Actual/360	7.035%	58,625.00	0.00	0.00	N/A	05/01/31	--	10,000,000.00	10,000,000.00	07/01/26
17	399570228	MF	Southfield	MI	Actual/360	6.510%	46,112.50	0.00	0.00	N/A	03/06/31	--	8,500,000.00	8,500,000.00	07/06/26
18	331931006	MU	New York	NY	Actual/360	6.660%	45,843.00	0.00	0.00	N/A	05/06/31	--	8,260,000.00	8,260,000.00	07/06/26
19	331931004	OF	Lakewood	CO	Actual/360	6.622%	44,146.67	7,062.34	0.00	N/A	06/01/31	--	8,000,000.00	7,992,937.66	07/01/26
20	331931003	MF	Various	NJ	Actual/360	6.515%	38,818.54	0.00	0.00	N/A	07/01/31	--	7,150,000.00	7,150,000.00	07/01/26
21	410973209	MF	Hempstead	NY	Actual/360	6.065%	33,862.92	0.00	0.00	N/A	03/11/31	--	6,700,000.00	6,700,000.00	07/11/26
22	331931002	MF	Columbus	OH	Actual/360	6.701%	36,297.08	0.00	0.00	N/A	05/06/31	--	6,500,000.00	6,500,000.00	07/01/26
23	410973018	IN	Stone Mountain	GA	Actual/360	6.967%	36,286.46	0.00	0.00	N/A	05/11/31	--	6,250,000.00	6,250,000.00	07/11/26
24	399570231	RT	Noblesville	IN	Actual/360	6.960%	35,960.00	0.00	0.00	N/A	05/06/31	--	6,200,000.00	6,200,000.00	07/06/26
25	301741824	MF	Long Beach	MS	Actual/360	6.703%	33,916.48	0.00	0.00	N/A	05/06/31	--	6,071,875.00	6,071,875.00	07/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	310973013	MF	El Dorado	KS	Actual/360	7.052%	31,734.00	0.00	0.00	N/A	05/11/31	--	5,400,000.00	5,400,000.00	07/11/26
27	301741814	MF	Fort Lee	NJ	Actual/360	6.450%	24,993.75	0.00	0.00	N/A	03/06/31	--	4,650,000.00	4,650,000.00	07/06/26
28	331931007	SS	Middletown	CT	Actual/360	7.137%	23,790.00	0.00	0.00	N/A	06/06/31	--	4,000,000.00	4,000,000.00	07/06/26
29	399570232	MH	Portland	OR	Actual/360	6.920%	14,993.33	0.00	0.00	N/A	06/06/31	--	2,600,000.00	2,600,000.00	07/06/26
Totals							3,090,743.62	71,571.85	0.00				546,254,993.28	546,183,421.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal								Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction		Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date		Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

Historical Detail

					Delinquencies¹									Prepayments				Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
07/17/26 0		0.00 0		0.00 0		0.00 0		0.00 0		0.00 0		0.00	0		0.00 0		0.00	6.789623%	6.764976%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0		0		0
	0 - 6 Months	0	0		0		0
	7 - 12 Months	0	0		0		0
	13 - 24 Months	0	0		0		0
	25 - 36 Months	0	0		0		0
	37 - 48 Months	0	0		0		0
	49 - 60 Months	546,183,421	546,183,421		0		0
	> 60 Months	0	0		0		0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure
Jul-26	546,183,421	546,183,421	0		0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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